Long Term Bank Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG TERM BANK LOANS

NOTE 14 – LONG TERM BANK LOANS

	December 31, 2020	December 31, 2019
Long-term loans
Changjiang Li Autonomous County Rural Credit Cooperative Association (“CCCA”) (1)	$8,584,800	$8,041,600
Dongfang Credit Cooperative Association (2)	613,055	718,000
Subtotal	9,197,855	8,759,600
Less: current portion of long-term loans	(2,912,555)	(1,436,100)
Total	$6,285,300	$7,323,600

(1)

In June 2018, REIT Changjiang entered into a loan agreement with CCCA to borrow approximately $8.7 million (RMB $60 million) for the purpose of expansion of its production facilities. The loan has a term of six years from June 19, 2018 to June 19, 2024 with a fixed interest rate of 7% per annum.

REIT Changjiang pledged its land use right of 306,000 square meters and construction in progress on this land, as well as certain production lines as collaterals to secure this loan. RETO and Beijing REIT also pledged their shares in REIT Changjiang of 15.683% and 84.317%, respectively, as collateral to further secure the loan. The loan is also guaranteed by the CEO and principal shareholders of the Company. The Company repaid approximately $0.1 million (RMB1.0 million) in fiscal 2018 and $0.4 million (RMB3.0 million) in fiscal 2019. On May 11, 2020, REIT Changjiang obtained approval from CCCA and amended the loan repayment schedule and the repayment of $287,000 (RMB2.0 million) that was originally scheduled on June 19, 2020 was extended to December 19, 2021. As of December 31, 2020, the outstanding balance of this loan was $8,584,800 (RMB56 million).

(2)	In March 2019, REIT Construction entered into a bank loan agreement with Dongfang Credit Cooperative Association to borrow approximately $0.7 million (RMB 5 million) as working capital for two years. The loan bears a fixed interest rate of 9.72% per annum. REIT Construction is required to repay RMB 2 million on March 26, 2020 and RMB 3 million on March 26, 2021. The loan is guaranteed by the CEO and his wife. The Company had repaid $143,600 (RMB 1 million) before September 24, 2020. On September 24, 2020, REIT Construction obtained approval from Dongfang Credit Cooperative Association and amended the repayment schedule to defer the repayment terms of the other $143,600 (RMB 1 million) from March 26, 2020 to January 2021.

For the years ended December 31, 2020, 2019 and 2018, interest on the Company’s long-term bank loans amounted to $654,467, $612,080 and $552,804, respectively.

As of the date of this report, the repayment schedule of the Company’s remaining long-term bank loan is as follows:

	Repayment in RMB	Repayment in USD
2021/01/31	999,055	$153,155
2021/03/31	3,000,000	459,900
2021/10/19	6,000,000	919,800
2021/11/19	1,000,000	153,300
2021/12/19	8,000,000	1,226,400
2022/03/19	6,000,000	919,800
2022/06/19	7,000,000	1,073,100
2021/12/19	7,000,000	1,073,100
2023/03/19	3,500,000	536,550
2023/06/19	3,500,000	536,550
2023/12/19	7,000,000	1,073,100
2024/06/19	7,000,000	1,073,100
Total	59,999,056	$9,197,855